UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund

June 30, 2013

1.954310.100

OIN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	247	$ 1,951
Domestic Equity Funds - 13.3%
Strategic Advisers Core Multi-Manager Fund Class F	311	3,996
Strategic Advisers Growth Multi-Manager Fund Class F	267	3,332
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	159	2,015
Strategic Advisers Value Multi-Manager Fund Class F	307	4,027
TOTAL DOMESTIC EQUITY FUNDS		13,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,282)		15,321
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
Strategic Advisers International Multi-Manager Fund Class F	367	4,130
Emerging Markets Equity Funds - 1.2%
Strategic Advisers Emerging Markets Fund of Funds Class F	128	1,224
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,290)		5,354
Bond Funds - 39.3%

High Yield Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund Class F	50	510
Fidelity Series Floating Rate High Income Fund Class F	109	1,150

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	33	$ 375
Strategic Advisers Income Opportunities Fund of Funds Class F	458	4,748
TOTAL HIGH YIELD BOND FUNDS		6,783
Inflation-Protected Bond Funds - 11.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,054	11,336
Investment Grade Bond Funds - 21.3%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,204	21,427
TOTAL BOND FUNDS (Cost $41,628)		39,546
Short-Term Funds - 40.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	22,202	22,202
Fidelity Short-Term Bond Fund Class F	2,124	18,140
TOTAL SHORT-TERM FUNDS (Cost $40,449)		40,342
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,649)	100,563
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100%	$ 100,557
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $101,649. Net unrealized depreciation aggregated $1,086, of which $1,449 related to appreciated investment securities and $2,535 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund

June 30, 2013

1.954280.100

O05-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.5%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund Class F (a)	466	$ 3,680
Domestic Equity Funds - 21.9%
Strategic Advisers Core Multi-Manager Fund Class F	518	6,646
Strategic Advisers Growth Multi-Manager Fund Class F	443	5,537
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	265	3,354
Strategic Advisers Value Multi-Manager Fund Class F	509	6,685
TOTAL DOMESTIC EQUITY FUNDS		22,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,230)		25,902
International Equity Funds - 8.9%

Developed International Equity Funds - 6.8%
Strategic Advisers International Multi-Manager Fund Class F	618	6,961
Emerging Markets Equity Funds - 2.1%
Strategic Advisers Emerging Markets Fund of Funds Class F	221	2,117
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,978)		9,078
Bond Funds - 33.8%

High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund Class F	63	642
Fidelity Series Floating Rate High Income Fund Class F	111	1,164

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	41	$ 469
Strategic Advisers Income Opportunities Fund of Funds Class F	453	4,697
TOTAL HIGH YIELD BOND FUNDS		6,972
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	852	9,157
Investment Grade Bond Funds - 18.0%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,884	18,309
TOTAL BOND FUNDS (Cost $36,196)		34,438
Short-Term Funds - 31.8%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	17,829	17,829
Fidelity Short-Term Bond Fund Class F	1,698	14,497
TOTAL SHORT-TERM FUNDS (Cost $32,412)		32,326
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,816)		101,744
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 101,739
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $101,816. Net unrealized depreciation aggregated $72, of which $2,403 related to appreciated investment securities and $2,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund

June 30, 2013

1.954282.100

O10-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund Class F (a)	925	$ 7,304
Domestic Equity Funds - 30.4%
Strategic Advisers Core Multi-Manager Fund Class F	1,038	13,323
Strategic Advisers Growth Multi-Manager Fund Class F	888	11,092
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	531	6,710
Strategic Advisers Value Multi-Manager Fund Class F	1,018	13,362
TOTAL DOMESTIC EQUITY FUNDS		44,487
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,728)		51,791
International Equity Funds - 12.6%

Developed International Equity Funds - 9.7%
Strategic Advisers International Multi-Manager Fund Class F	1,265	14,241
Emerging Markets Equity Funds - 2.9%
Strategic Advisers Emerging Markets Fund of Funds Class F	439	4,210
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,402)		18,451
Bond Funds - 38.5%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	92	937
Fidelity Series Floating Rate High Income Fund Class F	159	1,673

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	66	$ 752
Strategic Advisers Income Opportunities Fund of Funds Class F	657	6,805
TOTAL HIGH YIELD BOND FUNDS		10,167
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,339	14,395
Investment Grade Bond Funds - 21.7%
Strategic Advisers Core Income Multi-Manager Fund Class F	3,263	31,718
TOTAL BOND FUNDS (Cost $58,593)		56,280
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	10,887	10,887
Fidelity Short-Term Bond Fund Class F	1,037	8,856
TOTAL SHORT-TERM FUNDS (Cost $19,793)		19,743
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $146,516)		146,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 146,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $146,516. Net unrealized depreciation aggregated $251, of which $3,406 related to appreciated investment securities and $3,657 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund

June 30, 2013

1.954285.100

O15-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F (a)	677	$ 5,352
Domestic Equity Funds - 31.9%
Strategic Advisers Core Multi-Manager Fund Class F	775	9,943
Strategic Advisers Growth Multi-Manager Fund Class F	664	8,288
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	396	5,009
Strategic Advisers Value Multi-Manager Fund Class F	761	9,992
TOTAL DOMESTIC EQUITY FUNDS		33,232
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,070)		38,584
International Equity Funds - 13.3%

Developed International Equity Funds - 10.3%
Strategic Advisers International Multi-Manager Fund Class F	952	10,723
Emerging Markets Equity Funds - 3.0%
Strategic Advisers Emerging Markets Fund of Funds Class F	324	3,111
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,662)		13,834
Bond Funds - 39.5%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	64	653
Fidelity Series Floating Rate High Income Fund Class F	113	1,192

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	52	$ 592
Strategic Advisers Income Opportunities Fund of Funds Class F	461	4,772
TOTAL HIGH YIELD BOND FUNDS		7,209
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	959	10,310
Investment Grade Bond Funds - 22.7%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,435	23,671
TOTAL BOND FUNDS (Cost $43,269)		41,190
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	5,845	5,845
Fidelity Short-Term Bond Fund Class F	557	4,758
TOTAL SHORT-TERM FUNDS (Cost $10,631)		10,603
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $103,632)		104,211
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8)
NET ASSETS - 100%		$ 104,203
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $103,635. Net unrealized appreciation aggregated $576, of which $3,585 related to appreciated investment securities and $3,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund

June 30, 2013

1.954288.100

O20-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F (a)	1,980	$ 15,640
Domestic Equity Funds - 34.6%
Strategic Advisers Core Multi-Manager Fund Class F	2,201	28,241
Strategic Advisers Growth Multi-Manager Fund Class F	1,883	23,520
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	1,126	14,238
Strategic Advisers Value Multi-Manager Fund Class F	2,157	28,321
TOTAL DOMESTIC EQUITY FUNDS		94,320
TOTAL DOMESTIC EQUITY FUNDS (Cost $107,219)		109,960
International Equity Funds - 14.4%

Developed International Equity Funds - 11.1%
Strategic Advisers International Multi-Manager Fund Class F	2,687	30,260
Emerging Markets Equity Funds - 3.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	956	9,168
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,561)		39,428
Bond Funds - 38.0%

High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund Class F	207	2,110
Fidelity Series Floating Rate High Income Fund Class F	296	3,121

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	144	$ 1,634
Strategic Advisers Income Opportunities Fund of Funds Class F	1,370	14,198
TOTAL HIGH YIELD BOND FUNDS		21,063
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,101	22,587
Investment Grade Bond Funds - 22.0%
Strategic Advisers Core Income Multi-Manager Fund Class F	6,184	60,110
TOTAL BOND FUNDS (Cost $106,935)		103,760
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	10,950	10,950
Fidelity Short-Term Bond Fund Class F	1,044	8,916
TOTAL SHORT-TERM FUNDS (Cost $19,910)		19,866
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $273,625)	273,014
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 273,002
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $273,657. Net unrealized depreciation aggregated $643, of which $4,786 related to appreciated investment securities and $5,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund

June 30, 2013

1.954290.100

O25-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.2%
	Shares	Value
Commodity Funds - 6.7%
Fidelity Series Commodity Strategy Fund Class F (a)	957	$ 7,561
Domestic Equity Funds - 42.5%
Strategic Advisers Core Multi-Manager Fund Class F	1,106	14,193
Strategic Advisers Growth Multi-Manager Fund Class F	947	11,826
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	566	7,155
Strategic Advisers Value Multi-Manager Fund Class F	1,086	14,254
TOTAL DOMESTIC EQUITY FUNDS		47,428
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,610)		54,989
International Equity Funds - 17.7%

Developed International Equity Funds - 13.8%
Strategic Advisers International Multi-Manager Fund Class F	1,364	15,358
Emerging Markets Equity Funds - 3.9%
Strategic Advisers Emerging Markets Fund of Funds Class F	457	4,384
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,526)		19,742
Bond Funds - 32.2%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F	81	825
Fidelity Series Floating Rate High Income Fund Class F	106	1,121

	Shares	Value
Fidelity Series Real Estate Income Fund Class F	55	$ 626
Strategic Advisers Income Opportunities Fund of Funds Class F	719	7,449
TOTAL HIGH YIELD BOND FUNDS		10,021
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	578	6,211
Investment Grade Bond Funds - 17.6%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,024	19,670
TOTAL BOND FUNDS (Cost $37,442)		35,902
Short-Term Funds - 0.9%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	571	571
Fidelity Short-Term Bond Fund Class F	55	468
TOTAL SHORT-TERM FUNDS (Cost $1,042)		1,039
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $109,620)		111,672
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7)
NET ASSETS - 100%		$ 111,665
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $109,624. Net unrealized appreciation aggregated $2,048, of which $4,833 related to appreciated investment securities and $2,785 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund

June 30, 2013

1.954292.100

O30-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund Class F (a)	1,095	$ 8,651
Domestic Equity Funds - 44.8%
Strategic Advisers Core Multi-Manager Fund Class F	1,284	16,472
Strategic Advisers Growth Multi-Manager Fund Class F	1,099	13,726
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	657	8,303
Strategic Advisers Value Multi-Manager Fund Class F	1,259	16,536
TOTAL DOMESTIC EQUITY FUNDS		55,037
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,953)		63,688
International Equity Funds - 18.6%

Developed International Equity Funds - 14.4%
Strategic Advisers International Multi-Manager Fund Class F	1,568	17,652
Emerging Markets Equity Funds - 4.2%
Strategic Advisers Emerging Markets Fund of Funds Class F	544	5,214
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,627)		22,866
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	90	$ 911
Fidelity Series Floating Rate High Income Fund Class F	108	1,134
Fidelity Series Real Estate Income Fund Class F	55	626
Strategic Advisers Income Opportunities Fund of Funds Class F	803	8,315
TOTAL HIGH YIELD BOND FUNDS		10,986
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	320	3,441
Investment Grade Bond Funds - 17.8%
Strategic Advisers Core Income Multi-Manager Fund Class F	2,250	21,867
TOTAL BOND FUNDS (Cost $37,652)		36,294
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $120,232)	122,848
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9)
NET ASSETS - 100%	$ 122,839
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $120,235. Net unrealized appreciation aggregated $2,613, of which $5,370 related to appreciated investment securities and $2,757 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund

June 30, 2013

1.954296.100

O35-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Commodity Funds - 8.1%
Fidelity Series Commodity Strategy Fund Class F (a)	1,367	$ 10,796
Domestic Equity Funds - 51.3%
Strategic Advisers Core Multi-Manager Fund Class F	1,602	20,553
Strategic Advisers Growth Multi-Manager Fund Class F	1,371	17,123
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	820	10,368
Strategic Advisers Value Multi-Manager Fund Class F	1,571	20,628
TOTAL DOMESTIC EQUITY FUNDS		68,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,422)		79,468
International Equity Funds - 21.4%

Developed International Equity Funds - 16.5%
Strategic Advisers International Multi-Manager Fund Class F	1,960	22,069
Emerging Markets Equity Funds - 4.9%
Strategic Advisers Emerging Markets Fund of Funds Class F	684	6,563
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,332)		28,632
Bond Funds - 19.2%
	Shares	Value
High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	103	$ 1,049
Fidelity Series Floating Rate High Income Fund Class F	110	1,154
Fidelity Series Real Estate Income Fund Class F	56	631
Strategic Advisers Income Opportunities Fund of Funds Class F	903	9,351
TOTAL HIGH YIELD BOND FUNDS		12,185
Investment Grade Bond Funds - 10.1%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,386	13,471
TOTAL BOND FUNDS (Cost $26,519)		25,656
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $129,273)	133,756
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8)
NET ASSETS - 100%	$ 133,748
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $129,296. Net unrealized appreciation aggregated $4,460, of which $7,150 related to appreciated investment securities and $2,690 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund

June 30, 2013

1.954300.100

O40-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F (a)	1,248	$ 9,863
Domestic Equity Funds - 52.3%
Strategic Advisers Core Multi-Manager Fund Class F	1,447	18,565
Strategic Advisers Growth Multi-Manager Fund Class F	1,239	15,475
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	741	9,363
Strategic Advisers Value Multi-Manager Fund Class F	1,418	18,621
TOTAL DOMESTIC EQUITY FUNDS		62,024
TOTAL DOMESTIC EQUITY FUNDS (Cost $67,618)		71,887
International Equity Funds - 21.9%

Developed International Equity Funds - 16.8%
Strategic Advisers International Multi-Manager Fund Class F	1,768	19,900
Emerging Markets Equity Funds - 5.1%
Strategic Advisers Emerging Markets Fund of Funds Class F	633	6,071
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,842)		25,971
Bond Funds - 17.5%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F	91	$ 928
Fidelity Series Floating Rate High Income Fund Class F	89	937
Fidelity Series Real Estate Income Fund Class F	45	512
Strategic Advisers Income Opportunities Fund of Funds Class F	803	8,317
TOTAL HIGH YIELD BOND FUNDS		10,694
Investment Grade Bond Funds - 8.5%
Strategic Advisers Core Income Multi-Manager Fund Class F	1,036	10,070
TOTAL BOND FUNDS (Cost $21,463)		20,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $114,923)	118,622
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100%	$ 118,618
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $114,927. Net unrealized appreciation aggregated $3,695, of which $6,097 related to appreciated investment securities and $2,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund

June 30, 2013

1.954304.100

O45-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F (a)	1,200	$ 9,480
Domestic Equity Funds - 53.6%
Strategic Advisers Core Multi-Manager Fund Class F	1,382	17,735
Strategic Advisers Growth Multi-Manager Fund Class F	1,184	14,785
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	708	8,945
Strategic Advisers Value Multi-Manager Fund Class F	1,355	17,787
TOTAL DOMESTIC EQUITY FUNDS		59,252
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,251)		68,732
International Equity Funds - 22.5%

Developed International Equity Funds - 17.2%
Strategic Advisers International Multi-Manager Fund Class F	1,688	19,003
Emerging Markets Equity Funds - 5.3%
Strategic Advisers Emerging Markets Fund of Funds Class F	605	5,797
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,570)		24,800
Bond Funds - 15.3%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund Class F	84	$ 859
Fidelity Series Floating Rate High Income Fund Class F	44	468
Fidelity Series Real Estate Income Fund Class F	37	420
Strategic Advisers Income Opportunities Fund of Funds Class F	967	10,019
TOTAL HIGH YIELD BOND FUNDS		11,766
Investment Grade Bond Funds - 4.6%
Strategic Advisers Core Income Multi-Manager Fund Class F	528	5,132
TOTAL BOND FUNDS (Cost $17,394)		16,898
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $106,215)	110,430
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100%	$ 110,425
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $106,272. Net unrealized appreciation aggregated $4,158, of which $6,253 related to appreciated investment securities and $2,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund

June 30, 2013

1.954306.100

O50-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F (a)	2,626	$ 20,746
Domestic Equity Funds - 53.9%
Strategic Advisers Core Multi-Manager Fund Class F	2,952	37,877
Strategic Advisers Growth Multi-Manager Fund Class F	2,527	31,561
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	1,510	19,083
Strategic Advisers Value Multi-Manager Fund Class F	2,883	37,858
TOTAL DOMESTIC EQUITY FUNDS		126,379
TOTAL DOMESTIC EQUITY FUNDS (Cost $144,321)		147,125
International Equity Funds - 22.7%

Developed International Equity Funds - 17.3%
Strategic Advisers International Multi-Manager Fund Class F	3,617	40,726
Emerging Markets Equity Funds - 5.4%
Strategic Advisers Emerging Markets Fund of Funds Class F	1,313	12,590
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $53,635)		53,316
Bond Funds - 14.6%
	Shares	Value
High Yield Bond Funds - 10.7%
Fidelity Series Emerging Markets Debt Fund Class F	183	$ 1,867
Fidelity Series Floating Rate High Income Fund Class F	32	334
Fidelity Series Real Estate Income Fund Class F	71	803
Strategic Advisers Income Opportunities Fund of Funds Class F	2,121	21,973
TOTAL HIGH YIELD BOND FUNDS		24,977
Investment Grade Bond Funds - 3.9%
Strategic Advisers Core Income Multi-Manager Fund Class F	940	9,139
TOTAL BOND FUNDS (Cost $34,853)		34,116
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $232,809)		234,557
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8)
NET ASSETS - 100%		$ 234,549
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $232,816. Net unrealized appreciation aggregated $1,741, of which $6,273 related to appreciated investment securities and $4,532 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund

June 30, 2013

1.954308.100

O55-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)	1,312	$ 10,369
Domestic Equity Funds - 56.6%
Strategic Advisers Core Multi-Manager Fund Class F	1,514	19,418
Strategic Advisers Growth Multi-Manager Fund Class F	1,296	16,186
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	775	9,795
Strategic Advisers Value Multi-Manager Fund Class F	1,482	19,460
TOTAL DOMESTIC EQUITY FUNDS		64,859
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,561)		75,228
International Equity Funds - 23.7%

Developed International Equity Funds - 18.2%
Strategic Advisers International Multi-Manager Fund Class F	1,850	20,830
Emerging Markets Equity Funds - 5.5%
Strategic Advisers Emerging Markets Fund of Funds Class F	665	6,377
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,003)		27,207
Bond Funds - 10.6%
	Shares	Value
High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund Class F	81	$ 830
Fidelity Series Floating Rate High Income Fund Class F	1	11
Fidelity Series Real Estate Income Fund Class F	30	344
Strategic Advisers Income Opportunities Fund of Funds Class F	1,010	10,464
TOTAL HIGH YIELD BOND FUNDS		11,649
Investment Grade Bond Funds - 0.4%
Strategic Advisers Core Income Multi-Manager Fund Class F	48	468
TOTAL BOND FUNDS (Cost $12,404)		12,117
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $109,968)		114,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 114,546
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $109,979. Net unrealized appreciation aggregated $4,573, of which $6,637 related to appreciated investment securities and $2,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013